Taxes (Details 2) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Components of deferred tax assets
Net operating loss carryforwards	$ 806,941	$ 6,152,427
Allowance on receivables	2,411,270	583,463
Allowance on inventory	76,551	344,474
Valuation allowance on net operating loss	(3,294,762)	(7,080,364)
Total	0	0
Deferred tax liabilities:
Accelerated depreciation of equipment	0	34,153
Total	$ 0	$ 34,153